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QUARTERLY REPORT

HEDGEYE QUALITY GROWTH ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

		Shares	Value
93.61%	COMMON STOCKS

6.40%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	16,677	$5,939,180
	Liberty Media Corp-Liberty Formula One(A)	8,955	878,754
	Pinterest, Inc.(A)	52,307	1,255,891
			8,073,825

11.17%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	25,560	6,941,585
	Caesars Entertainment, Inc.(A)	43,210	1,285,498
	Kontoor Brands, Inc.	10,067	843,011
	MGM Resorts International(A)	33,657	1,500,093
	Victoria’s Secret & Co.(A)	21,414	1,898,994
	Viking Holdings Ltd.(A)	15,581	1,625,877
			14,095,058

4.65%	CONSUMER STAPLES
	The Coca-Cola Co.	23,428	2,052,059
	elf Beauty, Inc.(A)	16,608	1,376,637
	Philip Morris International, Inc.	12,770	2,436,771
			5,865,467

4.09%	ENERGY
	ExxonMobil Holdings Corp.	16,293	2,532,584
	Valero Energy Corp.	8,390	2,625,231
			5,157,815

9.80%	FINANCIALS
	Bank of New York Mellon	11,378	1,778,723
	Citizens Financial Group	27,846	1,995,166
	JPMorgan Chase & Co.	10,436	3,671,280
	Morgan Stanley	8,370	1,761,215
	Visa, Inc. Class A	8,622	3,156,773
			12,363,157

QUARTERLY REPORT

HEDGEYE QUALITY GROWTH ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
11.75%	HEALTH CARE
	Bruker Corp.	14,922	$937,698
	Eli Lilly & Co.	2,969	3,410,906
	Illumina, Inc.(A)	4,557	934,641
	Johnson & Johnson	12,229	3,134,904
	Merck & Company, Inc.	14,961	1,947,922
	Thermo Fisher Scientific, Inc.	4,490	2,578,607
	UnitedHealth Group, Inc.	4,533	1,878,475
			14,823,153

8.94%	INDUSTRIALS
	ATI, Inc.(A)	8,894	1,667,091
	CSX Corp.	41,432	2,088,173
	General Electric Co.	7,990	2,876,959
	Lockheed Martin Corp.	3,258	1,898,567
	PACCAR, Inc.	11,252	1,492,915
	Waste Connections, Inc.	7,488	1,253,341
			11,277,046

33.41%	INFORMATION TECHNOLOGY
	Advanced Micro Devices(A)	5,471	2,605,017
	Apple, Inc.	31,942	9,867,203
	Applied Materials, Inc.	4,242	2,153,536
	Cisco Systems, Inc.	19,447	2,255,658
	Cloudflare, Inc.(A)	7,087	1,977,131
	Datadog, Inc. Class A(A)	5,159	1,382,457
	Dell Technologies	3,267	1,324,344
	Microsoft Corp.	17,692	8,221,826
	Nvidia Corp.	34,935	7,013,201
	Palo Alto Networks, Inc.(A)	5,564	1,846,302
	Seagate Technology Holdings plc	2,185	1,870,644
	Snowflake, Inc.(A)	5,557	1,629,757
			42,147,076

QUARTERLY REPORT

HEDGEYE QUALITY GROWTH ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

		Shares	Value
0.99%	MATERIALS
	CF Industries Holdings, Inc.	10,029	$1,255,531

2.41%	REAL ESTATE
	Lamar Advertising Co. REIT	7,975	1,275,681
	Prologis, Inc. REIT	12,203	1,764,676
			3,040,357

93.61%	TOTAL COMMON STOCKS		118,098,485
	(Cost: $107,393,533)

9.75%	MONEY MARKET FUND
	First American Money Market Funds 3.583%(B)	12,306,559	12,306,559
	(Cost: $12,306,559)

103.36%	TOTAL INVESTMENTS		130,405,044
	(Cost: $119,700,091)
(3.36%)	Liabilities in excess of other assets		(4,239,314)
100.00%	NET ASSETS		$126,165,730

(A)Non-income producing

(B)Effective 7 day yield as of July 31, 2026

REIT - Real Estate Investment Trust.

QUARTERLY REPORT

HEDGEYE QUALITY GROWTH ETF

Schedule of Investments - continuedJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Common Stocks	$118,098,485	$—	$—	$118,098,485
Money Market Funds	12,306,559	—	—	12,306,559
	$130,405,044	$—	$—	$130,405,044

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $119,700,091, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,034,363
Gross unrealized depreciation	(329,410)
Net unrealized appreciation (depreciation)	$10,704,953